Consolidation and Basis of Presentation and Significant Accounting Policies Consolidation and Basis of Presentation and Significant Accounting Policies (Notes)	3 Months Ended
Mar. 31, 2013
Consolidation and Basis of Presentation and Significant Accounting Policies [Abstract]
Consolidation and Basis of Presentation and Significant Accounting Policies
Consolidation and Basis of Presentation and Significant Accounting Policies

Consolidation and Basis of Presentation

Mid-America Apartments, L.P., or "MAALP", or "us", "we", "our", or the "Operating Partnership", is a Memphis, Tennessee based limited partnership formed in 1993 and currently operates pursuant to the provisions of the Second Amended and Restated Agreement of Limited Partnership (Partnership Agreement). MAALP's sole general partner is Mid-America Apartment Communities, Inc. (MAA), a Memphis, Tennessee-based self-administered and self-managed real estate investment trust, or REIT, that focuses on acquiring, owning and operating apartment communities mainly in the Sunbelt region of the United States. As of March 31, 2013, MAALP owned or owned interests in a total of 151 multifamily apartment communities comprising 44,547 apartments located in 12 states, including one community comprising 316 apartments owned through our joint venture, Mid-America Multifamily Fund I, LLC, or Fund I, and four communities comprising 1,156 apartments owned through our joint venture, Mid-America Multifamily Fund II, LLC, or Fund II. MAALP also had two development communities and a second phase to an existing community under construction totaling 774 units as of March 31, 2013. A total of 106 units for the development projects were completed as of March 31, 2013, and therefore have been included in the totals above. Total expected costs for the development projects are $101.3 million, of which $56.3 million has been incurred through March 31, 2013. MAALP expects to complete construction on the three projects by the end of 2014. Four of our properties include retail components with approximately 107,000 square feet of gross leasable area.

The accompanying unaudited condensed consolidated financial statements have been prepared by our management in accordance with United States generally accepted accounting principles, or GAAP, for interim financial information and applicable rules and regulations of the Securities and Exchange Commission, or the SEC, and our accounting policies as set forth in our December 31, 2012 annual consolidated financial statements. All significant intercompany accounts and transactions have been eliminated in consolidation. In our opinion, all adjustments necessary for a fair presentation of the condensed consolidated financial statements have been included, and all such adjustments were of a normal recurring nature. The results of operations for the three-month periods ended March 31, 2013 and 2012 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with our audited financial statements and notes thereto included in our Current Report on Form 8-K filed with the SEC on March 22, 2013. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the dates of the financial statements and the amounts of revenues and expenses during the reporting periods.  Actual amounts realized or paid could differ from those estimates.

Interests in MAALP are represented by Operating Partnership Units, or OP Units. As of March 31, 2013, there were 41,796,045 OP Units outstanding, 40,088,385 or 95.9% of which were owned by MAA, our general partner. The remaining 1,707,660 OP Units were owned by nonaffiliated limited partners, as defined in the Partnership Agreement. During the three-month periods ended March 31, 2013 and 2012, rental revenue of the Operating Partnership represented 90.0% and 89.5% of the consolidated rental revenues of MAA, respectively.

The consolidated financial statements presented herein include the accounts of MAALP and all other subsidiaries in which MAALP has a controlling financial interest. MAALP owns approximately 70% to 100% of all consolidated subsidiaries.

MAALP invests in entities that may qualify as variable interest entities, or VIE. A VIE is a legal entity in which the equity investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack the power to direct the activities of a legal entity as well as the obligation to absorb its expected losses or the right to receive its expected residual returns. MAALP consolidates all VIEs for which it is the primary beneficiary and uses the equity method to account for investments that qualify as VIEs but for which it is not the primary beneficiary. In determining whether MAALP is the primary beneficiary of a VIE, MAALP considers qualitative and quantitative factors, including but not limited to, those activities that most significantly impact the VIE's economic performance and which party controls such activities.

MAALP uses the equity method of accounting for its investments in entities for which it exercises significant influence, but does not have the ability to exercise control. These entities are not variable interest entities. The factors considered in determining that MAALP does not have the ability to exercise control include ownership of voting interests and participatory rights of investors.

Earnings per OP Unit

Basic earnings per OP Unit is computed by dividing net income available for common unitholders by the weighted average number of units outstanding during the period. Diluted earnings per OP Unit reflects the potential dilution that could occur if securities or other contracts to issue OP Units were exercised or converted into OP Units. For the three months ended March 31, 2013 and 2012, there were no dilutive securities and therefore basic and diluted earnings per OP Unit are the same.

A reconciliation of the numerators and denominators of the basic and diluted earnings per unit computations for the three months ended March 31, 2013 and 2012 is presented below:

(dollars and units in thousands, except per unit amounts)	Three months ended March 31,
	2013	2012
Units Outstanding
Weighted average common units - basic and diluted	41,514	39,133

Calculation of Earnings per Unit - basic and diluted
Income from continuing operations	$19,718	$12,625
Income from continuing operations attributable to noncontrolling interests	(159)	(83)
Income from continuing operations available for common unitholders, adjusted	$19,559	$12,542

Income from discontinued operations	$—	$9,859
Income from discontinued operations attributable to noncontrolling interests	—	(65)
Income from discontinued operations available for common unitholders, adjusted	$—	$9,794

Earnings per unit - basic and diluted:
Income from continuing operations available for common unitholders	$0.47	$0.32
Income from discontinued operations available for common unitholders	—	0.25
Net income available for common unitholders	$0.47	$0.57